INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2014
INVESTMENT IN EQUITY METHOD INVESTEES
INVESTMENT IN EQUITY METHOD INVESTEES

4. INVESTMENT IN EQUITY METHOD INVESTEES

        As of December 31, 2013 and 2014, the Group's investments in equity method investees comprised of the following:

	As of December 31,
	2013	2014
Elyn Corporation ("Elyn")/Playgame Sdn. Bhd ("Playgame")	$1,216,776	$906,158
Joy Children Technology Co., Ltd. ("Joy Children")	748,883	694,502
Guangzhou Chuangyou Information Technology Co., Ltd. ("Chuangyou")	82,521	16,320
Shanghai Taoyue Information Technology Co., Ltd. ("Taoyue")	173,452	—
Jiangxi Haomi Network Technology Co., Ltd. ("Jiangxi Haomi")	2,070,874	1,581,734
Shanghai Weiju Network Technology Co., Ltd ("Shanghai Weiju")	—	505,642
Beijing Caviar Communications Co., Ltd ("Caviar Communications")	—	4,079,501

	$4,292,506	$7,783,857

Elyn, Joychildren and Playgame

        In December 2009, the Company obtained a 40% equity interest in Elyn Corporation ("Elyn"), a newly formed entity and its wholly owned subsidiary, Taiwan Taomee Co., LTD ("Taiwan Taomee"), of which 20% equity interest was initially held through a related party, as consideration, in exchange for a three-year exclusive right to operate three virtual worlds on the Group's online entertainment platform in Taiwan and other areas in Asia. The fair value of the exclusive operating right contributed by the Company was $1,666,680. As the Company has the ability to exercise significant influence over Elyn, the Group accounts for this investment using the equity method of accounting.

        In February 2011, the Company entered into an agreement to sell 10.5% of its equity interest in Elyn and recognized a gain of $3,662,098 in the consolidated statement of operations. In addition, the nominee shareholding agreement was terminated with the related party and the Company held all of its 29.5% equity in Elyn directly, and continues to account for this investment using the equity method.

        On August 12, 2011, the Company's equity interest in Elyn was diluted from 29.5% to 28.8% as a result of Elyn's issuing shares to its employees.

        In November 2011, Taiwan Taomee underwent reorganization and contemporaneously issued new ordinary shares to existing shareholders and certain employees. As a result of such transactions, the Company's equity interest in Taiwan Taomee was changed from 28.8% interest held through Elyn to a 27.6% effective interest which is now held through (1) 29.50% in Elyn, which held 72.09% of Taiwan Taomee, and (2) 28.77% in Joy Children, shell company with no operations, which held 21.86% of Taiwan Taomee. The decrease in the Company's equity interest in Taiwan Taomee reflected a dilution resulting from shares issued to Taiwan Taomee's employees. In addition, the Company paid cash consideration of $668,992 for the newly issued shares of Taiwan Taomee through Joy Children, which was recorded as an increase in equity method investment.

        In July 2012, the Company's aggregated equity interest through Elyn and Joy Children in Taiwan Taomee was diluted from 27.6% to 27.1% due to an issuance of new ordinary shares by Taiwan Taomee from capital surplus and appropriations of 2011 earnings to certain existing shareholders and employees.

        In June 2013, as part of a restructuring of Taiwan Taomee, our equity interest in Taiwan Taomee held through Elyn was transferred to Playgame Sdn. Bhd ("Playgame"), a holding company established in Malaysia, and Elyn was liquidated. Our aggregated equity interest in Taiwan Taomee was not changed. In September 2013, Playgame transferred 3% of Taiwan Taomee's shares to Taiwan Taomee's underwriters after its initial public offering in Taiwan Emerging Stock Market. As a result, Playgame's equity interest in Taiwan Taomee was diluted from 70.88% to 67.87%, resulting in a gain from investment of approximately $287,790 recognized within share of profit in equity method investees in the consolidated statements of operations of 2013.

        The Group received cash dividends of $6,318, $424,483, and $337,659 from Elyn/Playgame and $616,802, $156,755 and $63,728 from Joy Children, which were recorded as return on investment in Elyn/Playgame and Joy Children in 2012, 2013 and 2014, respectively.

        As of December 31, 2013 and 2014, the Group effectively held 26.2% and 26.2% in Taiwan Taomee through Playgame and Joy Children. The Group's share of profit in these equity method investments recorded in the consolidated statements of operations for 2012, 2013 and 2014 was $506,644, $500,388 and $27,041 from Elyn/Playgame and $191,381, $96,869 and $9,347 from Joy Children, respectively.

Ruigao

        In October 2010, pursuant to an equity investment agreement entered into with Shenzhen Decent Investment Limited (Note 14) and two individuals unrelated to the Group, Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao") was formed in the PRC for the purpose of developing console games. Shanghai Taomee obtained a 17.65% equity interest in Ruigao for total cash consideration of $986,370, which was paid in two installments, with the first payment being made in October 2010 and the remaining payment of $502,534 being paid in the first quarter of 2011. As Shanghai Taomee has the ability to exercise significant influence over Ruigao, the Group accounts for this investment using the equity method of accounting.

        In May 2012, a third party investor obtained 7.5% equity interest in Ruigao through a capital injection. As a result of this transaction, Shanghai Taomee's effective equity interest in Ruigao was diluted to 15.61%. In July 2012, Shanghai Taomee sold all its equity interest in RuiGao for $1,041,124 and recorded a gain of $323,982. The Group's equity in profit of Ruigao in 2012 was $152,953.

Chuangyou

        In the first quarter of 2012, Shanghai Taomee paid RMB900,000 ($142,694) to acquire a 6% of equity interest in Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou"), a company principally engaged in the design and development of online games in China, and a call option to further subscribe for a 13.16% newly issued equity interest in the future at RMB3,500,000 (equivalent to $555,476) if certain operating targets are met ("Call Option"). In September 2012, Shanghai Taomee exercised the Call Option and completed the further acquisition in January 2013 with a total equity share of 19.16%. Prior to these events, Chuangyou was a related party of the Group as one of Chuangyou's investors is the Company's director and also a principal shareholder. Refer to Note 14 for detail description of related party transactions.

        Shanghai Taomee has the ability to exercise significant influence over Chuangyou primarily through representation in the board of directors and accounts for the investment using the equity method of accounting. In December 2013, Chuangyou entered into an agreement to issue new shares for RMB2.5 million (approximately $0.4 million) to a new investor and the transaction was completed in June 2014. The Group's equity interest in Chuangyou was diluted to 9.58% (the investment is still accounted for using the equity method of accounting as Shanghai Taomee has the ability to exercise significant influence) while the Group did not participate in the subscription of the new issuance of shares, and the Group recorded a gain of $41,826 as the deemed disposal of investment.

        As of December 31, 2013, the Group assessed that Chuangyou had experienced a deteriorating financial position and performance and could hardly generate any positive future cash flows. Accordingly, the Group recorded an impairment loss of $370,407 on Chuangyou investment based on its fair value.

        The Group's equity in the losses of Chuangyou in 2012, 2013 and 2014 were $35,310, $212,240 and $108,027, which were recognized as share of loss in equity method investments in the consolidated statements of operations.

Taoyue

        In March 2013, pursuant to an equity investment agreement entered into with five individuals unrelated to the Group, Shanghai Taoyue Information Technology Co., Ltd. ("Taoyue") was formed in the PRC for the purpose of developing online games. Shanghai Taomee obtained a 40% equity interest in Taoyue for a cash consideration of RMB2.0 million (equivalent to $323,798).

        As Shanghai Taomee has the ability to exercise significant influence over Taoyue, the Group accounts for this investment using the equity method of accounting. In January 2014, Shanghai Taomee sold all its equity interest in Taoyue to an existing shareholder of Taoyue for RMB2.0 million and recorded a gain of $156,530 upon the completion of the transaction.

        The Group's equity in the losses of Taoyue in 2013 and 2014 were $150,052 and $5,627, which were recognized as share of loss in equity method investments in the consolidated statements of operations.

Jiangxi Haomi

        In September 2013, pursuant to an equity investment agreement entered into with two individuals unrelated to the Group, Jiangxi Haomi Network Technology Co., Ltd ("Jiangxi Haomi") was formed in the PRC to develop family entertainment and education applications on mobile and multi-screen platforms in Mainland China. Shanghai Taomee obtained a 43% equity interest in Jiangxi Haomi for cash consideration of RMB12.9 million (approximately $2.1 million).

        As Shanghai Taomee has the ability to exercise significant influence over Jiangxi Haomi, the Group accounts for this investment using the equity method of accounting.

        The Group's equity in the losses of Jiangxi Haomi in 2013 and 2014 were $27,199 and $489,140, which were recognized as share of loss in equity method investments in the consolidated statements of operations.

Shanghai Weiju

        In January 2014, Shanghai Taomee entered into an agreement with Shanghai Weiju Network Technology Co., Ltd ("Shanghai Weiju"), a Hi-tech toy design and R&D company, to acquire its 25% equity interest for a cash consideration of RMB3.0 million (approximately $0.5 million).

        As Shanghai Taomee has the ability to exercise significant influence over Shanghai Weiju, the Group accounts for this investment using the equity method of accounting.

        In December 2014, Shanghai Taomee increased its equity shareholding in Shanghai Weiju from 25% to 45% for a cash consideration of RMB10.0 million (approximately $1.6 million), of which RMB0.5 million (approximately $0.1 million) was paid in December 2014, and the rest was paid in January 2015. The Group continues to account for this investment using the equity method of accounting as the Group has no control over Shanghai Weiju.

        The Group's equity in the losses of Shanghai Weiju in 2014 was $64,824 and was recognized as share of loss in equity method investments in the consolidated statements of operations.

Caviar Communications

        In November 2014, Shanghai Taomee entered into an investment agreement with two unrelated parties to establish a company, Beijing Caviar Communications Co., Ltd ("Caviar Communications") to operate "the Voice Kids China" live show and other family entertainment shows focusing on kids and teenagers in China. Shanghai Taomee obtained a 20% equity interest in Caviar Communications for a cash consideration of RMB25.0 million (approximately $4.1 million).

        As Shanghai Taomee has the ability to exercise significant influence over Caviar Communications, the Group accounts for this investment using the equity method of accounting.

        The Group's equity in the profit or loss of Caviar Communications in 2014 was nil as the Caviar Communications was newly formed in December and there were no operations in 2014.